7. RELATED PARTY TRANSACTIONS AND COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - RELATED PARTY TRANSACTIONS AND COMMITMENTS

On January 2013 the Company entered into a convertible advance with the Company’s Chief Executive Officer and Chairman. The convertible advance, with a face value of $300,000, bears interest at 5% per annum and is payable on demand. The convertible advance is convertible, at the holder’s option, into the Company’s common or preferred shares based on the value of the shares at the execution date of the advance.  The convertible advance is valued at the greater of the face value of the advance or the fair value of the shares, if converted.  At March 31, 2013 and December 31, 2012, the convertible advance, was recorded at $300,000 and $0, respectively.   Accrued interest related to this advance was $3,750 and $0 at March 31, 2013 and December 31, 2012, respectively, and is included in accounts payable and accrued expenses on the balance sheet.

Through its wholly-owned subsidiary, GGII, the Company has exclusive rights to the Licensing Agreement with NHIL, the Company’s majority shareholder.  In accordance with this agreement, GGII assumes the financial responsibility for the acquisition and maintenance of all patents, as well as USDA’s approval of the Vaccine.

At December 31, 2012 and December 31, 2011, the amounts due to related parties were $500.

Through its wholly-owned subsidiary, GGII, the Company has exclusive rights to the Licensing Agreement with NHIL, the Company’s majority shareholder. In accordance with this agreement, GGII assumes the financial responsibility for the acquisition and maintenance of all patents, as well as USDA’s approval of the Vaccine.